FINANCIAL EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
NOTE 10:-	FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2014			2013	2012

Financial expenses:
Interest expense	$	*	)	$2	$	*	)
Bank fees		6		-		-
Exchange rate		21		-		3

		27		2		3
Financial income:
Interest income		85		-		-
Exchange rate		-		5		-

		85		5		-

		$(58)		$(3)		$3

*)  Represents an amount lower than  $ 1.